BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 27, 2014
BUSINESS COMBINATIONS [Abstract]
Business Acquisitions Accounted for Using Purchase Method
We completed the following business combinations in fiscal 2014 and 2013, which were accounted for using the purchase method (in thousands).

Company Name	Acquisition Date	Purchase Price	Intangible Assets	Net Tangible Assets	Operating Segment	Business Description
Bigs Packaging and Lumber, LLC (“Bigs Packaging”)	November 13, 2014	$20,000 (asset purchase) + $3,976 earnout accrual	$15,031	$8,945	Western Division	A Texas-based manufacturer of industrial wood and packaging solutions. Bigs Packaging had annual sales of $50.0 million.
Packnet Ltd (“Packnet”)	November 24, 2014	$7,506 (80% asset purchase)	$7,885 (The Company portion of Intangible Assets $6,308 or 80%)	$1,498 (The Company portion of Net Tangible Assets $1,198 or 80%)	Western Division	A supplier of industrial packaging and services based in Eagan, MN. Packnet had annual sales of $9.0 Million.
High Level Components, LLC (“High Level”)	March 31, 2014	$2,944 (asset purchase)	$-	$3,232	Eastern Division	A building component manufacturer based in Locust, NC. High Level had annual sales of $6.8 million.
Upshur Forest Products, LLC (“Upshur”)	March 28, 2014	$1,774 (50% asset purchase; 51% voting majority)	$1,577 (The Company portion of Intangible Assets $788 or 50%)	$1,971 (The Company portion of Net Tangible Assets $986 or 50%)	Western Division	A sawmill located in Gilmer, TX. Upshur had annual sales of $8.9 million.
Container Systems, Inc. (“CSI”)	March 14, 2014	$2,417 (asset purchase)	$-	$2,417	Eastern Division	A manufacturer of crates and containers for industrial applications and the moving-and-storage industry, located in Franklinton, NC. CSI had annual sales of $3.0 million.
SE Panel and Lumber Supply, LLC (“SE Panel”)	November 8, 2013	$2,181 (asset purchase)	$-	$2,181	Eastern Division
A distributor of Olympic Panel overlay concrete forming panels and commodity lumber products to the concrete forming and construction industries.  Facility is located in South Daytona, FL.  SE Panel had annual sales of $5.4 million.

Premier Laminating Services, Inc. (“Premier Laminating”)	May 31, 2013	$696 (asset purchase)	$250	$446	Western Division	A business specialized in laminated wood products. Facility is located in Perris, CA. Premier Laminating had annual sales of $6.2 million.
Millry Mill Company, Inc. (“Millry”)	February 28, 2013	$2,323 (asset purchase)	$50	$2,273	Eastern Division	A specialized export mill that produces rough dimension boards and lumber. Facility is located in Millry, AL. Millry had annual sales of $4.7 million.
Custom Caseworks, Inc. (“Custom Caseworks”)	December 31, 2012	$6,278 (asset purchase)	$2,000	$4,278	Western Division
A high-precision business-to-business manufacturer of custom casework, cabinetry and other products used in many commercial markets. Facility is located in Sauk Rapids, MN. Custom Caseworks had annual sales of $7.0 million.

Acquired Intangible Assets
At December 27, 2014, the amounts assigned to major intangible classes for the business combinations mentioned above are as follows (in thousands):

	Non- Compete Agreements	Customer Relationships	Goodwill	Goodwill - Tax Deductible
Bigs Packaging	-	-	$15,031	$15,031
Packnet	-	-	7,885	7,885
Upshur	$1,577	-	-	-
Premier Laminating	250	-	-	-
Millry	50	-	-	-
Custom Caseworks	220	$620	1,160	1,160